Other Long-Term Liabilities - Schedule of Other Long-Term Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011
Other Long-Term Liabilities [Line Items]
Other long-term liability	$ 671,360	$ 620,512
Accrued liabilities		400
Other long-term liabilities	671,360	620,912
Current portion	(38,308)	(37,649)
Other long-term liabilities	$ 633,052	$ 583,263